Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory	Related-party disclosure For the year ended USD million 31.12.21 31.12.20 31.12.19 Received by UBS Fees 39 34 34 Paid by UBS Rent 4 5 4 Dividends, capital repayments and interest 5 10 11
Remuneration
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory
Remuneration of key management

personnel
USD million, except where indicated 31.12.21 31.12.20 31.12.19
Base salaries and other cash payments
1
31 33 32
Incentive awards – cash
2
17 18 14
Annual incentive award under DCCP 26 27 21
Employer’s contributions to retirement benefit plans 3 3 3
Benefits in kind, fringe benefits (at market value) 1 1 1
Share-based compensation
3
45 47 37
Total 124 129 108
Total (CHF million)
4
113 121 107
1 May include role-based allowances in line

with market practice and regulatory requirements.

2 The cash portion may also include

blocked shares in line with regulatory requirements.

3 Compensation expense
is based on the

share price on grant

date taking into account

performance conditions. Refer

to Note 27 for

more information. For

GEB members, share-based

compensation for 2021, 2020

and 2019 was

entirely
composed of LTIP awards.For

the Chairman of the BoD the share-based compensation for 2021, 2020 and 2019 was entirely composed of UBS shares.

4 Swiss franc amounts disclosed represent the respective US
dollar amounts translated at the applicable performance award currency exchange rates (2021: USD /

CHF
0.92 ; 2020: USD / CHF 0.94 ; 2019: USD / CHF 0.99 ).

Equity holdings
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory
Equity holdings of key management personnel
1
31.12.21 31.12.20
Number of shares held by members of the BoD, GEB and parties closely linked to them
2
4,597,006 5,288,317
1 No options were held in 2021 and 2020 by non-independent members of the BoD and any GEB member or any of its related

parties.

2 Excludes shares granted under variable

compensation plans with forfeiture
provisions.

Key management personnel | Loans, advances and mortgages
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory
Loans, advances and mortgages to key management

personnel
1
USD million, except where indicated 2021 2020
Balance at the beginning of the year 38 33
Additions 11 14
Reductions (15) (8)
Balance at the end of the year
2
34 38
Balance at the end of the year (CHF million)
2, 3
31 34
1 All loans are secured loans.

2 There were no unused uncommitted credit facilities as of 31

December 2021 and 31 December 2020.

3 Swiss franc amounts disclosed represent the respective US dollar amounts
translated at the relevant year-end closing exchange rate.

Associates and joint ventures | Loans, advances and mortgages
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory
Loans to and outstanding receivables from associates

and joint ventures
USD million 2021 2020
Carrying amount at the beginning of the year 630 982
Additions 133 527
Reductions (497) (1,001)
Foreign currency translation (14) 123
Carrying amount at the end of the year

251 630
of which: unsecured loans and receivables 243 621
Other transactions with associates and

joint ventures
As of or for the year ended
USD million 31.12.21 31.12.20
Payments to associates and joint ventures for goods and services received
157 139
Fees received for services provided to associates and joint ventures 104 128
Liabilities to associates and joint ventures 127 91
Commitments and contingent liabilities to associates

and joint ventures
7 9

UBS AG
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory	Related-party disclosure For the year ended USD million 31.12.21 31.12.20 31.12.19 Received by UBS AG Fees 22 19 19 Paid by UBS AG Rent 2 3 2 Dividends, capital repayments and interest 5 10 10
UBS AG | Equity holdings
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory
Equity holdings of key management personnel
1
31.12.21 31.12.20
Number of shares held by members of the BoD, EB and parties closely linked to them
2
4,175,515 4,956,640
1 No options were held in 2021 and 2020 by non-independent members of the BoD and any GEB member or any of its related

parties.

2 Excludes shares granted under variable

compensation plans with forfeiture
provisions.

UBS AG | Key management personnel | Loans, advances and mortgages
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory
Loans, advances and mortgages to key management

personnel
1
USD million, except where indicated 2021 2020
Balance at the beginning of the year 31 23
Additions 11 13
Reductions (15) (5)
Balance at the end of the year
2
28 31
Balance at the end of the year (CHF million)
2, 3
25 28
1 All loans are secured loans.

2 There were no unused uncommitted credit facilities as of 31 December

2021 and 31 December 2020.

3 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

UBS AG | Associates and joint ventures | Loans, advances and mortgages
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory
Loans to and outstanding receivables from associates

and joint ventures
USD million 2021 2020
Carrying amount at the beginning of the year 630 982
Additions 133 527
Reductions (497) (1,001)
Foreign currency translation (14) 123
Carrying amount at the end of the year

251 630
of which: unsecured loans and receivables 243 621
Other transactions with associates and

joint ventures
As of or for the year ended
USD million 31.12.21 31.12.20
Payments to associates and joint ventures for goods and services received
157 139
Fees received for services provided to associates and joint ventures 104 128
Liabilities to associates and joint ventures 127 91
Commitments and contingent liabilities to associates

and joint ventures
7 9

UBS AG | UBS Group AG and other subsidiaries of UBS Group AG | Loans, advances and mortgages
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory
USD million 31.12.21 31.12.20
Receivables
Loans and advances to customers 1,049 1,470
Financial assets at fair value held for trading 187 76
Other financial assets measured at amortized cost 45 38
Payables
Customer deposits 2,828 3,324
Funding from UBS Group AG 57,295 53,979
Other financial liabilities measured at amortized cost 1,887 1,820
Other financial liabilities designated at fair value
1
2,340 1,375
1 Represents funding recognized from UBS Group AG that is designated at fair value. Refer to Note

19b for more information.